Investment Securities (Investments, by type and length in continuous loss position) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	$ 9,765	$ 6,057
Gross unrealized losses, less than 12 months	(182)	(322)
Estimated fair value, 12 months or more	1,642	3,000
Gross unrealized losses, 12 months or more	(140)	(349)
Percent of Gross unrealized losses, 12 months or more, considered investment grade	70.00%
OTTI Previously Recognized Through OCI On Securities Held, Gross Unrealized Losses	29
Incremental credit loss impairments recognized on securities previously impaired	4	294	40
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Additions, No Previous Impairment	4	388	26
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Reductions, Securities Sold	(304)	(120)	(164)
US Corporate
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	554	2,170
Gross unrealized losses, less than 12 months	(16)	(122)
Estimated fair value, 12 months or more	836	598
Gross unrealized losses, 12 months or more	(53)	(95)
State and municipal
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	81	1,076
Gross unrealized losses, less than 12 months	(1)	(82)
Estimated fair value, 12 months or more	348	367
Gross unrealized losses, 12 months or more	(55)	(109)
Residential Mortgage Backed Securities
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	30	232
Gross unrealized losses, less than 12 months	0	(11)
Estimated fair value, 12 months or more	159	430
Gross unrealized losses, 12 months or more	(6)	(37)
Mortgage-backed Securities, Residential, Subprime, Financing Receivable [Member]
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Debt securities, Estimated fair value	287
Commercial mortgage backed
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	165	396
Gross unrealized losses, less than 12 months	(1)	(24)
Estimated fair value, 12 months or more	204	780
Gross unrealized losses, 12 months or more	(9)	(58)
Asset-backed
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	7,493	112
Gross unrealized losses, less than 12 months	(158)	(2)
Estimated fair value, 12 months or more	77	359
Gross unrealized losses, 12 months or more	(17)	(44)
Corporate - non-U.S.
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	42	108
Gross unrealized losses, less than 12 months	(1)	(4)
Estimated fair value, 12 months or more	3	170
Gross unrealized losses, 12 months or more	0	(5)
Government - non-U.S.
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	677	1,479
Gross unrealized losses, less than 12 months	(2)	(6)
Estimated fair value, 12 months or more	14	42
Gross unrealized losses, 12 months or more	0	(1)
U.S. Government and federal agency
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	705	229
Gross unrealized losses, less than 12 months	0	(27)
Estimated fair value, 12 months or more	1	254
Gross unrealized losses, 12 months or more	0	0
Retained interest
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	0	2
Gross unrealized losses, less than 12 months	0	0
Estimated fair value, 12 months or more	0	0
Gross unrealized losses, 12 months or more	0	0
Equity Securities
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	18	253
Gross unrealized losses, less than 12 months	(3)	(44)
Estimated fair value, 12 months or more	0	0
Gross unrealized losses, 12 months or more	0	0
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Debt securities, Estimated fair value	1,191
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Debt securities, Estimated fair value	534
Subsidiaries [Member] | Corporate - non-U.S.
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months		12
Gross unrealized losses, less than 12 months		(1)
Subsidiaries [Member] | Equity Securities
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	4	222
Gross unrealized losses, less than 12 months	$ (2)	$ (41)